UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

Annual Report

MASTERS 100 FUND

June 30, 2012

MASTERS 100 FUND

Performance & Portfolio Discussion

Dear Shareholder:

When the market rises nearly 10% in 6 months, it is pretty difficult to outperform it and still carry some defensive positions for protection against a worse case scenario.  Since our last report at the end of 2011, the Fund has gained 9.67% slightly outperforming the S&P 500, which was up 9.49%.  The Fund’s healthcare stocks, which were largely flat last year, have been the stars this year, contributing more than enough return to offset the cost of carrying positions in inverse ETFs that provided some protection from a crash in Europe.

I take some pride that the Fund outperformed the S&P 500 without exposing us to the full measure of risks we faced in the last 6 months (such as Greece, Spain and Italy).  We accomplished this by increasing our Fund’s reliance on a small group of Marketocracy m100 members whose track records showed me they know how to protect the downside without giving up too much of the upside.  When I selected this team, I expected that the Fund would lag the market if it rose, but would not lose much if the market went down.  I did not expect this defensive team to outperform in a strong market.

It’s easy to be defensive if you are willing to give up most of the upside as the Fund did in the 4th quarter of 2011 when the S&P 500 rose 11.82% and the Fund rose just 5.88%.  It’s also easy to be aggressive if you don’t mind losing as much as the market does if it falls, as we have also done in the past.  It is very difficult to be defensive without giving up a lot the upside.  It is extremely difficult to be defensive and outperform on the upside.  The team we have used for the past 6 months has done an extraordinary job for all of us.

A measure of the credit should be accorded to NoLoad FundX.  Their analytical tools, which have been honed over 30 years, helped me to identify the m100 members currently on our team.  After completing our one-year collaboration, I feel better able now to select and manage an investment team whose skills are well-suited for the current market.

The market has performed well the past 6 months in spite of a number of risks that could have derailed it.  Given the systemic risks we are facing in the next 6 months, I think the current team, with minimal tweaks, is our best choice unless circumstances change.

Returns assume reinvestment of dividends and distributions.  Performance data quoted represents past performance.  Past performance is not a guarantee of future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month-end, please visit: http://www.masters100fund.com/ or call 888-884-8482.  The Fund’s total expense ratio was 2.11% (including 1.95% paid to the adviser, and 0.16% for acquired fund fees and expenses) as of October 28, 2011.

Sincerely,

Ken Kam
Portfolio Manager
Marketocracy Masters 100 Fund

Annual Report - 1

		QUARTER
As of 6/30/12		9/30/11	12/31/11	3/31/12	6/30/12
MASTERS 100 FUND		-15.45%	5.88%	13.58%	-3.44%
MARKET INDICES
DJIA		-11.49%	12.78%	8.84%	-1.85%
S&P 500		-13.87%	11.82%	12.59%	-2.75%
NASDAQ		-12.70%	8.21%	18.98%	-4.76%

	CUMULATIVE
As of 6/30/12	1 YEAR	3 YEAR	5 YEAR	10 YEAR	INCEPT*
MASTERS 100 FUND	-1.82%	29.82%	-25.70%	34.66%	43.14%
MARKET INDICES
DJIA	6.63%	65.35%	10.42%	79.36%	77.89%
S&P 500	5.45%	57.70%	1.09%	68.13%	52.37%
NASDAQ	7.06%	65.04%	18.54%	117.63%	45.02%

	ANNUALIZED
As of 6/30/12	1 YEAR	3 YEAR	5 YEAR	10 YEAR	INCEPT*
MASTERS 100 FUND	-1.82%	9.09%	-5.77%	3.02%	3.43%
MARKET INDICES
DJIA	6.63%	18.25%	2.00%	6.02%	5.56%
S&P 500	5.45%	16.40%	0.22%	5.33%	4.03%
NASDAQ	7.06%	18.18%	3.46%	8.08%	3.55%

*The inception date for the Masters 100 Fund was November 5, 2001.

The above indices are unmanaged and cannot be invested in directly. Returns for the above indices and the Fund assume reinvestment of dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please call 1-888-884-8482 or visit: http://funds.marketocracy.com/mof/index.html. The Fund’s total expense ratio was 2.11% (including 1.95% paid to the adviser and 0.16% for acquired fund fees and expenses) as of October 28, 2011.

Principal risks associated with an investment in the Fund include Stock Selection risk, Small and Medium Companies risk, Foreign Investment risk, and Internet Reliance risk. The Fund can invest in small and medium sized companies, which are often more volatile and less liquid than larger, more established companies and therefore increase the volatility of the Fund’s portfolio. The strategies used by the Fund’s investment adviser in selecting Fund’s portfolio may not always be successful. The investments may decline in value or not increase in value when the stock market in general is  rising. Investments in foreign securities entail risks not present in domestic investments including, among others, risks related to political or economic instability, currency exchange, and taxation. Operation of Marketocracy.com’s website depends on the continued availability of the Internet, both short- and long-term. Significant failures of the Internet could lead to interruptions or delays in the Fund’s investment adviser’s ability to manage the Fund’s portfolio.

Annual Report - 2

MASTERS 100 FUND

The m100 group, upon whose research the Masters 100 Fund’s portfolio manager relies in managing the Fund, is comprised of individuals who may be amateur investors, not investment professionals, and are not employees of the Fund or its adviser. Their track records are based on the performance of a simulated stock portfolio on the website www.marketocracy.com.

Marketocracy Funds advises investors to carefully consider the investment objectives, risks, and charges and expenses associated with the Fund prior to investing. The Fund’s prospectus contains this and other information about the Fund. To obtain a prospectus containing more complete information about the Fund, including fees and expenses, please call 1-888-884-8482, or visit: http://mcm.marketocracy.com/_mcmmedia/pdf/mof/M100_Prospectus.pdf. Please read the prospectus carefully before investing.

Distributor: Rafferty Capital Markets, LLC

Date of first use:  August 29, 2012

Annual Report - 3

Fund Holdings by Sector* (Unaudited)

*	Percent of total net assets.
**	Cash equivalents and other assets in excess of liabilities.

Growth of $10,000

Annual Report - 4

MASTERS 100 FUND

Shareholder Expense Example

As a shareholder of the Masters 100 Fund (the “Fund”), you incur two types of costs: (1) transaction costs, which may include redemption fees, and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee.  Investment Retirement Accounts will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees and administration fees (which include fund accounting, custody and transfer agent costs).  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report - 5

Actual Returns vs. Hypothetical Returns
Six Months Ended June 30, 2012

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2012 to
	January 1, 2012	June 30, 2012	June 30, 2012

Actual	$1,000.00	$1,096.70	$10.17
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,015.17	$9.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.95%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report - 6

MASTERS 100 FUND

Financial Statements as of
June 30, 2012

•	Portfolio of Investments
•	Statement of Assets and Liabilities
•	Statement of Operations
•	Statements of Changes in Net Assets
•	Financial Highlights
•	Notes to the Financial Statements
•	Report of Independent Registered
Public Accounting Firm
•	Trustees & Officers

Annual Report - 7

Portfolio of Investments
June 30, 2012
		Shares	Market Value
COMMON STOCKS - 75.6%			$7,542,706
(Cost $6,615,836)

ADMINISTRATIVE SUPPORT - 0.5%			47,866
CLH	CLEAN HARBORS, INC.*	400	22,568
WNS	WNS HOLDINGS LTD. - ADR - ADR*	2,600	25,298

ARTS, ENTERTAINMENT & RECREATION - 0.4%			38,880
BYD	BOYD GAMING CORP.*	5,400	38,880

EDUCATIONAL SERVICES - 0.2%			20,856
CPLA	CAPELLA EDUCATION COMPANY*	600	20,856

ENERGY - 0.1%			12,162
BP	BP PLC - ADR	300	12,162

FINANCE & INSURANCE - 7.9%			785,437
PVD	ADMINISTRADORA DE FONDOS DE PENSIONES
	PROVIDA SA - ADR	600	50,058
AGNC	AMERICAN CAPITAL AGENCY CORP.	1,600	53,776
NLY	ANNALY CAPITAL MANAGEMENT, INC.	800	13,424
BAC	BANK OF AMERICA CORP.	2,600	21,268
BRK/B	BERKSHIRE HATHAWAY, INC.*	600	49,998
CLMS	CALAMOS ASSET MANAGEMENT, INC.	6,200	70,990
DHIL	DIAMOND HILL INVESTMENT GROUP	1,200	93,948
DFS	DISCOVER FINANCIAL SERVICES	400	13,832
GS	GOLDMAN SACHS GROUP. INC.	200	19,172
HIG	HARTFORD FINANCIAL SERVICES GROUP, INC.	2,800	49,364
HEK	HECKMANN CORP.*	8,400	28,392
ONE	HIGHER ONE HOLDINGS, INC.*	1,500	18,330
HCII	HOMEOWNERS CHOICE, INC.	800	14,080
HUM	HUMANA, INC.*	400	30,976
JPM	JPMORGAN CHASE & CO.	1,200	42,876
MS	MORGAN STANLEY	1,400	20,426
NYX	NYSE EURONEXT	1,000	25,580
PCC	PMC COMMERCIAL TRUST	3,100	23,870
STC	STEWART INFORMATION SERVICES CORP.	800	12,280
TELOZ	TEL OFFSHORE TRUST*	90	98
UNAM	UNICO AMERICAN CORP.	3,700	37,444
V	VISA, INC.	500	61,815
WFC	WELLS FARGO & CO.	1,000	33,440

HEALTH CARE & SOCIAL ASSISTANCE - 10.1%			1,006,052
AVCA	ADVOCAT, INC.	2,198	14,067
AMRN	AMARIN CORP. - ADR*	15,200	219,792
DEPO	DEPOMED, INC.*	32,500	184,925
MDF	METROPOLITAN HEALTH NETWORKS, INC.*	1,600	15,312
NVO	NOVO-NORDISK AS - ADR	2,600	377,884

The accompanying notes are an integral part of these financial statements.

Annual Report - 8

MASTERS 100 FUND

VVUS	VIVUS, INC.*	6,800	194,072

INFORMATION - 7.1%			707,731
APKT	ACME PACKET, INC.*	2,200	41,030
ANSS	ANSYS, INC.*	400	25,244
T	AT&T, INC.	400	14,264
CHL	CHINA MOBILE LTD. - ADR	2,300	125,741
DTV	DIRECTV*	3,800	185,516
EXLS	EXLSERVICE HOLDINGS, INC.*	800	19,712
MSFT	MICROSOFT, INC.	3,000	91,770
P	PANDORA MEDIA, INC.*	5,400	58,698
RP	REALPAGE, INC.*	600	13,896
S	SPRINT NEXTEL CORP.*	7,600	24,776
VOD	VODAFONE GROUP PLC - ADR	3,800	107,084

MANUFACTURING - 21.8%			2,179,040
ACW	ACCURIDE CORP.*	2,400	14,400
AOSL	ALPHA & OMEGA SEMICONDUCTOR LTD.*	1,500	13,725
APFC	AMERICAN PACIFIC CORP.*	3,649	38,460
APEMY	APERAM - ADR	60	782
AAPL	APPLE, INC.*	200	116,800
ARIA	ARIAD PHARMACEUTICALS, INC.*	4,600	79,166
BAYRY	BAYER AG - ADR	400	28,584
BVX	BOVIE MEDICAL CORP.*	5,800	13,340
BMY	BRISTOL MYERS SQUIBB CO.	6,000	215,700
CCJ	CAMECO CORP.	1,400	30,730
CAVM	CAVIUM, INC.*	600	16,800
CVX	CHEVRON CORP.	200	21,100
SNP	CHINA PETROLEUM & CHEMICAL CORP. - ADR	200	17,838
CAG	CONAGRA FOODS, INC.	3,000	77,790
COP	CONOCOPHILLIPS	400	22,352
COT	COTT CORP.*	2,200	18,062
CVI	CVR ENERGY, INC.*	1,300	34,554
DELL	DELL, INC.*	1,000	12,520
DLB	DOLBY LABORATORIES, INC.*	400	16,520
DOW	DOW CHEMICAL CO.	400	12,600
E	ENI SPA - ADR	400	17,008
EL	ESTEE LAUDER CO., INC.	400	21,648
XLS	EXELIS, INC.	1,600	15,776
XOM	EXXON MOBILE CORP.	100	8,557
EZCH	EZCHIP SEMICONDUCTOR LTD.*	900	36,036
FMX	FOMENTO ECONOMICO MEXICANO SAB - ADR	400	35,700
FRX	FOREST LABS, INC.*	400	13,996
GE	GENERAL ELECTRIC CO.	1,400	29,176
GM	GENERAL MOTORS CO.*	800	15,776
GSIT	GSI TECHNOLOGY*	4,800	22,752
HPQ	HEWLETT PACKARD CO.	600	12,066
HITK	HI-TECH PHARMACAL, INC.*	1,000	32,400
HNZ	HJ HEINZ CO.	600	32,628
ITW	ILLINOIS TOOL WORKS, INC.	400	21,156
IMUC	IMMUNOCELLULAR THERAPEUTICS*	17,800	66,750
INTC	INTEL CORP.	1,000	26,650
JNJ	JOHNSON & JOHNSON	700	47,292

The accompanying notes are an integral part of these financial statements.

Annual Report - 9

LSI	LSI CORP.*	2,000	12,740
MDCO	MEDICINES CO.*	800	18,352
MERC	MERCER INTERNATIONAL, INC.*	7,000	39,970
MCHP	MICROCHIP TECHNOLOGY, INC.	600	19,848
MKSI	MKS INSTRUMENT, INC.	400	11,572
MHK	MOHAWK INDUSTRIES, INC.*	400	27,932
MPWR	MONOLITHIC POWER SYSTEMS, INC.*	1,100	21,857
MNST	MONSTER BEVERAGE CORP.*	1,100	78,320
NKTR	NEKTAR THERAPEUTICS*	35,800	288,906
NSRGY	NESTLE SA - ADR	900	53,766
NBIX	NEUROCRINE BIOSCIENCES, INC.*	2,000	15,820
NRTLQ	NORTEL NETWORKS CORP.*	12	0
PDFS	PDF SOLUTIONS, INC.*	1,600	15,792
PEP	PEPSICO, INC.	200	14,132
PLXS	PLEXUS CORP.*	400	11,280
PSTI	PLURISTEM THERAPEUTICS, INC.*	5,300	12,455
PRAN	PRANA BIOTECHNOLOGY LTD. - ADR*	41,400	64,998
PX	PRAXAIR, INC.	200	21,746
RDS/A	ROYAL DUTCH SHELL PLC - ADR	600	40,458
SMBL	SMART BALANCE, INC.*	1,600	15,024
STNR	STEINER LEISURE LTD.*	200	9,282
SWK	STANLEY BLACK & DECKER, INC.	200	12,872
RGR	STURM RUGER & CO., INC.	800	32,120
TSO	TESORO CORP.*	2,100	52,416
USNA	USANA HEALTH SCIENCES, INC.*	400	16,448
ZBRA	ZEBRA TECHNOLOGIES CORP.*	400	13,744

MINING - 6.8%			680,602
DVR	CAL DIVE INTERNATIONAL, INC.*	4,800	13,920
CHK	CHESAPEAKE ENERGY CORP.	800	14,880
MCF	CONTANGO OIL & GAS CO.*	300	17,760
ECA	ENCANA CORP.	1,000	20,830
NEM	NEWMONT MINING CORP.	800	38,808
PGH	PENGROWTH ENERGY CORP.	2,800	17,836
PBR	PETROLEO BRASILEIRO SA - ADR	1,100	20,647
PLG	PLATINUM GROUP METALS LTD.*	20,500	18,040
POOSF	POSEIDON CONCEPTS CORP.	4,400	53,082
POT	POTASH CORP SASKATCHEWAN, INC. - ADR	3,600	157,284
RRC	RANGE RESOURCE CORP.	200	12,374
RVM	REVETT MINERALS, INC.*	17,000	55,930
SU	SUNCOR ENERGY, INC.	600	17,370
RIG	TRANSOCEAN, INC.	200	8,946
EGY	VAALCO ENERGY, INC.*	4,000	34,520
VALE	VALE SA - ADR	700	13,895
WLL	WHITING PETROLEUM CORP.*	4,000	164,480

PROFESSIONAL, SCIENTIFIC & TECHNICAL SERVICES - 5.4%			538,002
ATHN	ATHENAHELATH, INC.*	200	15,834
G	GENPACT LTD.*	800	13,304
GRVY	GRAVITY CO. LTD. - ADR*	12,700	22,225
ICLR	ICON PLC - ADR*	600	13,518
MA	MASTERCARD, INC.	1,100	473,121

The accompanying notes are an integral part of these financial statements.

Annual Report - 10

MASTERS 100 FUND

REAL ESTATE RENTAL & LEASING - 0.8%			81,973
AVB	AVALONBAY COMMUNITIES, INC.	3	425
UMH	UMH PROPERTIES, INC.	7,600	81,548

RETAIL TRADE - 3.3%			332,336
BBY	BEST BUY, INC.	3,800	79,648
PSMT	PRICESMART, INC.	800	54,008
SWY	SAFEWAY, INC.	8,700	157,905
SPGZ	SPECTRUM GROUP INTERNATIONAL, INC.*	3,411	6,413
TJX	TJX COMPANIES, INC.	200	8,586
WMT	WAL MART STORES, INC.	200	13,944
WAG	WALGREEN CO.	400	11,832

TRANSPORTATION & WAREHOUSING - 9.7%			962,279
DAL	DELTA AIR LINES, INC.*	15,200	166,440
ASR	GRUPO AEROPORTUARIO DEL
	PACIFICO SAB - ADR	2,500	195,175
GSH	GUANGSHEN RAILWAY LTD. - ADR*	6,600	99,132
JBHT	JB HUNT TRANSPORTATION SERVICES, INC.	200	11,920
KSU	KANSAS CITY SOUTHERN	2,200	153,032
KMP	KINDER MORGAN ENERGY PARTNERS LP	3,800	298,604
SSW	SEASPAN CORP.	800	13,880
SFL	SHIP FINANCE INTERNATIONAL LTD.	15	234
UNP	UNION PACIFIC CORP.	200	23,862

UTILITIES - 0.2%			18,810
EXC	EXELON CORP.	500	18,810

WHOLESALE TRADE - 1.3%			130,680
PG	PROCTER & GAMBLE CO.	800	49,000
RNDY	ROUNDY’S, INC.*	8,000	81,680

PREFERRED STOCKS - 1.5%			150,302
(Cost $134,519)

MANUFACTURING - 0.4%			38,330
ABV	COMPANHIA DE BEBIDAS DAS AMERICAS	1,000	38,330

RETAIL TRADE - 1.1%			111,972
CBD	COMPANHIA BRASILEIRA DE DISTRBUICAO	2,800	111,972

INVESTMENT COMPANIES - 14.9%			1,490,855
(Cost $1,559,963)
HDGE	ACTIVE BEAR ETF*	7,600	177,232
FXF	CURRENCYSHARES SWISS FRANC TRUST*	1,800	186,894
ERX	DIREXION DAILY ENERGY BULL 3X SHARES*	800	31,920
SHY	ISHARES BARCLAYS 1-3 YEAR
	TREASURY BOND FUND*	400	33,748
IEF	ISHARES BARCLAYS 7-10 YEAR
	TREASURY BOND FUND*	200	21,586

The accompanying notes are an integral part of these financial statements.

Annual Report - 11

SHV	ISHARES BARCLAYS SHORT
	TREASURY BOND FUND*	400	44,084
GDXJ	MARKET VECTORS JUNIOR GOLD MINERS ETF	2,200	42,174
UUP	POWERSHARES DB US DOLLAR INDEX BULLISH*	2,800	62,916
EPV	PROSHARES ULTRASHORT MSCI EUROPE*	6,800	265,336
PSQ	PROSHARES SHORT QQQ*	12,800	340,480
SKF	PROSHARES ULTRASHORT FINANCIALS*	3,400	147,050
DUG	PROSHARES ULTRASHORT OIL & GAS*	1,400	35,560
DIA	SPDR DOW JONES INDUSTRIAL AVERAGE*	200	25,714
USO	UNITED STATES OIL FUND LP*	600	19,092
XLU	UTILITIES SELECT SECTOR SPDR	600	22,194
XIV	VELOCITYSHARES DAILY INVERSE
	VIX SHORT-TERM ETN*	3,100	34,875

CASH EQUIVALENTS - 7.7%			766,147
(Cost $766,147)
HIGHMARK DIVERSIFIED MONEY
MARKET FUND, 0.23%**		766,147	766,147

TOTAL INVESTMENT SECURITIES - 99.7%			9,950,010
(Cost $9,076,465)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%			31,345
NET ASSETS - 100.0%			$9,981,355

*	Non-income producing security.
ADR - American Depository Receipt.
**	Yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

Annual Report - 12

MASTERS 100 FUND

Statement of Assets and Liabilities
June 30, 2012

ASSETS
Investment securities:
At acquisition cost	$9,076,465
At market value (Note 2)	$9,950,010
Interest and dividends receivable	16,731
Receivable for portfolio investments sold	265,953
TOTAL ASSETS	10,232,694

LIABILITIES
Payable for portfolio investments purchased	234,374
Accrued investment advisory fee	3,606
Accrued administrative fee	12,638
Other payables	721
TOTAL LIABILITIES	251,339

NET ASSETS	$9,981,355

Net assets consist of:
Paid in capital	$18,782,668
Accumulated net investment income	38,100
Accumulated net realized loss from security transactions	(9,712,958)
Net unrealized appreciation of investments	873,545
Net assets	$9,981,355

Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	1,047,014

Net asset value, offering price and redemption
price per share (Note 2)	$9.53

The accompanying notes are an integral part of these financial statements.

Annual Report - 13

Statement Of Operations
Year Ended June 30, 2012

INVESTMENT INCOME
Dividends (net of withholding tax $5,960)	$150,803
Interest	122
TOTAL INVESTMENT INCOME	150,925

EXPENSES
Investment advisory fees (Note 4)	166,598
Administrative fees (Note 4)	49,980
TOTAL EXPENSES	216,578

NET INVESTMENT LOSS	(65,653)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized loss on investments	(742,456)
Net change in unrealized appreciation of
investments and foreign currency	481,608

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY	(260,848)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(326,501)

The accompanying notes are an integral part of these financial statements.

Annual Report - 14

MASTERS 100 FUND

Statement of Changes in Net Assets

	Year	Year
	Ended	Ended
	6/30/12	6/30/11
FROM OPERATIONS:
Net investment loss	$(65,653)	$(106,895)
Net realized gain (loss) from investments
sold and foreign currency	(742,456)	2,751,141
Capital gain distributions from
other investment companies	—	1,394
Net change in unrealized appreciation on investments	481,608	694,887
Net increase (decrease) in net assets
resulting from operations	(326,501)	3,340,527

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(423,209)	(24,592)
Decrease in net assets from
distributions to shareholders	(423,209)	(24,592)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,596	328,294
Net asset value of shares issued to shareholders
in reinvestment of distributions	414,032	24,207
Payments of shares redeemed	(2,918,299)	(5,964,253)
Net decrease in net assets
from capital share transactions	(2,422,671)	(5,611,752)

TOTAL DECREASE IN NET ASSETS	(3,172,381)	(2,295,817)

NET ASSETS:
Beginning of year	13,153,736	15,449,553
End of year	$9,981,355	$13,153,736
Undistributed Net Investment Income	$38,100	$419,212

Capital Share Activity
Shares sold	8,875	35,672
Shares issued in reinvestment of
distributions to shareholders	47,755	2,628
Shares redeemed	(311,636)	(677,128)
Net decrease in shares outstanding	(255,006)	(638,828)
Shares outstanding, beginning of year	1,302,020	1,940,848
Shares outstanding, end of year	1,047,014	1,302,020

The accompanying notes are an integral part of these financial statements.

Annual Report - 15

FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios For a Share of Capital
Stock Outstanding Throughout Each Year

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	6/30/12	6/30/11	6/30/10	6/30/09	6/30/08
Net asset value at
beginning of year	$10.10	$7.96	$7.71	$13.56	$16.50

Income from Investment Operations:
Net investment income (loss)	(0.06)*	(0.09)*	(0.07)	0.13	(0.02)
Net realized and unrealized
gain (loss) on investments	(0.16)	2.25	0.39	(5.66)	(0.75)
Total from investment operations	(0.22)	2.16	0.32	(5.53)	(0.77)

Less distributions from:
Net Investment Income	(0.35)	(0.02)	(0.07)	—	—
Realized gains	—	—	—	(0.32)	(2.17)
Total distributions	—	(0.02)	(0.07)	(0.32)	(2.17)

Payments by affiliates	—	—	— (a)	—	—

Net asset value at end of year	$9.53	$10.10	$7.96	$7.71	$13.56

Total Return	(1.82)%	27.12%	4.02%	(39.99)%	(4.62)%

Net assets at end of year (millions)	$10.0	$13.2	$15.4	$17.7	$35.1

Ratio of expenses to
average net assets:	1.95%	1.81%	1.95%	1.95%	1.95%
Ratio of net investment
income (loss) to
average net assets:	(0.59)%	(0.76)%	(0.74)%	1.45%	(0.13)%
Portfolio turnover rate	765%	472%	302%	248%	116%

(a)	Less than $0.01 per share.
*	Calculated using average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Annual Report - 16

MASTERS 100 FUND

NOTES TO THE FINANCIAL STATEMENTS
June 30, 2012

1. Organization

The Marketocracy Masters 100 Fund (the “Fund”) is a series of Marketocracy Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust was organized as a Delaware statutory trust on July 14, 1999.  The Fund commenced operations on November 5, 2001.

The objective of the fund is capital appreciation.  In seeking capital appreciation, the Fund invests primarily in common stocks of U.S. and foreign companies of any size, seeking to outperform the Standard & Poors Composite Stock Price Index (the “S&P 500 Index”).

2. Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Investment Valuation
Portfolio securities are valued as follows:

(1)securities that are traded on stock exchanges are valued at the last quoted sale price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price,

(2)securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued,

(3)securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and

(4)securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

In general, the Fund “fair values” securities when the Fund does not receive market quotations for those securities or, in some limited cases, receives market quotation for the securities that the Adviser does not believe are reliable or correct.  Circumstances that might give rise to the Fund fair valuing a security include trading halts, de-listing of the security, early closing or failure of the opening of the primary exchange on which the security primarily trades, and corporate actions, e.g., stock splits, tender offers, reorganizations or exchanges.  With respect to the Fund’s investments in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based in part upon the net asset values of such investment companies.  The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Annual Report - 17

Despite diligence and good faith, the fair valuing of the Fund’s portfolio securities could lead to values, which in hindsight and with information not available when fair valuing, that are not entirely accurate.  However, the Fund’s portfolio tends to be extremely and broadly diversified.  At June 30, 2012, the Fund held securities of 169 different issuers in all 15 sectors represented by the North American Industry Classification System (“NAICS”). Thus, erroneous fair values of one or even several are less likely to materially affect the Fund’s net asset value than if the Fund were less diversified.  In addition, virtually all of the Fund’s portfolio securities trade principally on U.S. securities exchanges. Thus, fair valuing presents fewer risks for the Fund than those faced by mutual funds holding securities traded on foreign exchanges.  In addition, the Fund’s historical rate of required fair valuing during its operations to date has been relatively modest. Nevertheless, the Fund regularly reviews the appropriateness and accuracy of the method it uses in valuing its portfolio securities to determine if it should make any necessary change adjustments.  As of June 30, 2012 the Fund did not hold fair valued securities.

The net asset value per share of the Fund will fluctuate with the value of the securities it holds.

NOTE: If the Fund has portfolio securities that are primarily listed on foreign exchanges and trade on weekends or other days when the Fund does not price its shares, please note that the net asset value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem the Fund’s shares.

Share Valuation
The net asset value per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated expenses), by the total number of shares outstanding of the Fund, rounded to the nearest cent.  The offering and redemption price per share of the Fund is equal to the net asset value per share.

The Fund has adopted financial reporting rules that require an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  These financial reporting rules also require enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These financial reporting rules also require the Fund to classify its securities based on valuation method, using the following levels:

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Annual Report - 18

MASTERS 100 FUND

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012:

	Level 1	Level 2	Level 3
Common Stock^	$7,542,706	$—	$—
Preferred Stocks^	150,302	—	—
Investment Companies	1,490,855	—	—
Short-Term Investments	766,147	—	—
Total Investments in Securities	$9,950,010	$—	$—

^  See Portfolio of Investments for industry breakouts.

Recent Accounting Pronouncements
In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and  IFRS.  ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.  At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU No. 2011-11 will have on the financial statement disclosures.

Distributions to Shareholders
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.  Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

Annual Report - 19

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At June 30, 2012, the Fund had estimated capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$2,187,129	$—	$2,187,129	6/30/2017
6,513,544	—	6,513,544	6/30/2018
713,898	—	713,898	Non-Expiring
$9,414,571	$—	$9,414,571

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2009-2011, or expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies their major tax jurisdictions as U.S. Federal and California State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Investment Income
Investment and shareholder transactions are recorded on the trade date.  The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Reclassifications are made within the net asset accounts for amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

Reclassification of Capital Accounts
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.  For the year ended June 30, 2012, the Fund decreased paid-in-capital by $183, increased accumulated net realized losses by $107,567 and decreased accumulated net investment loss by $107,750.

Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Annual Report - 20

MASTERS 100 FUND

3. Investment Transactions

The Fund’s aggregate purchases and sales of securities (excluding short-term investments) for the fiscal year ended June 30, 2012 are summarized below:

Purchases	$78,971,388
Sales	$81,201,482

There were no purchases or sales of long-term U.S. Government securities.

4. Investment Advisory and Administration
Agreements

Advisory Fees – The investment adviser for the Fund is Marketocracy Capital Management LLC (“MCM” or the “Adviser”).  The Fund’s investments are managed by the Adviser pursuant to the terms of the Investment Advisory and Management Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Adviser regularly provides the Fund with investment research, advice, management and supervision and furnishes a continuous investment program for the Fund’s portfolio, subject to the supervision of the Trust’s Board of Trustees.  The Adviser is responsible for (1) the compensation of any of the Trust’s Trustees, officers and employees who are “interested persons” of the Trust, (2) compensation of the Adviser’s personnel and payment of other expenses in connection with the provision of portfolio management services under the Advisory Agreements, and (3) expenses of printing and distributing the Fund’s Prospectus and sales and advertising materials to prospective investors.

For the services provided by the Adviser under the Advisory Agreement, the Adviser receives management fees from the Fund, computed and accrued daily and paid monthly, equal to 1.50% per annum of the Fund’s average daily net assets.  Under the Advisory Agreement, the Fund’s investment adviser has contractually agreed that the Fund’s total annual operating expenses (exclusive of certain items, including acquired fund fees and expenses) will be 1.95% of the Fund’s average daily net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion and 1.80% of such assets in excess of $1 billion.  This arrangement will continue as long as the Trust’s Board of Trustees annually reviews and renews the Advisory Agreement.  For the year ended June 30, 2012, the Fund incurred $166,598 in advisory fees.

Administration Fees – The Trust has entered into a separate contract with MCM wherein MCM is responsible for providing administrative and supervisory services to the Fund (the “Administration Agreement”).  Under the Administration Agreement, MCM oversees the maintenance of all books and records with respect to the Fund’s securities transactions and the Fund’s book of accounts in accordance with all applicable federal and state laws and regulations.  MCM also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records, which are to be maintained pursuant to the 1940 Act.

Under the Administration Agreement, MCM is responsible for the equipment, staff, office space and facilities necessary to perform its obligations thereunder.  MCM has also assumed responsibility for payment of all of the Fund’s operating expenses except for brokerage, commission and other investment-related expenses and any extraordinary and nonrecurring expenses.

For the services rendered by MCM under the Administration Agreement, MCM receives a fee at the annual rate of 0.45% of the respective Fund’s average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion

Annual Report - 21

and 0.30% of such assets in excess of $1 billion, (excluding certain expenses of holding or carrying the Fund’s securities).  For the year ended June 30, 2012, the Fund incurred administration fees of $49,980.

MCM has retained U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) to serve as the Fund’s transfer agent, dividend paying agent and shareholder service agent, to provide accounting and pricing services to the Fund, and to assist MCM in providing executive, administrative and regulatory services to the Fund.  MCM (not the Fund) pays the Transfer Agent’s fees for these services.

5. Distributions to Shareholders

On December 1, 2011, a net investment income distribution of $0.35 per share was declared for the Fund.  The distribution was paid to shareholders of record on December 2, 2011.  There was a net investment income distribution of $0.02 per share for the fiscal year ended June 30, 2011.

The tax character of the distributions paid for the fiscal years ended June 30, 2012 and June 30, 2011 were as follows:

	June 30, 2012	June 30, 2011
Distributions paid from:
Net Investment Income	$423,209	$24,592
	$423,409	$24,592

At June 30, 2012, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Masters 100 Fund
Unrealized appreciation	$764,473
Unrealized depreciation	(299,310)
Net unrealized appreciation on investments	$465,163

At June 30, 2012 the cost of investments for federal income tax purposes was $9,484,847.

At June 30, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$148,095
Capital loss carryforward (Note 2)	(9,414,571)
Unrealized appreciation	465,163
$(8,801,313)

The difference between book and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies and expiration of capital loss carryforwards.

Annual Report - 22

MASTERS 100 FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Marketocracy Funds and
Shareholders of Masters 100 Fund

We have audited the accompanying statement of assets and liabilities of Masters 100 Fund (the “Fund”), a series of Marketocracy Funds, including the portfolio of investments, as of June 30, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).    Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Masters 100 Fund as of June 30, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 23, 2012

Annual Report - 23

Trustees and Officers

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees.  Information pertaining to the Trustees and officers of the Fund is set forth below.  The Trust’s Statement of Additional Information includes additional information about the Fund’s Trustees and officers and is available, without charge, upon request by calling 1-888-884-8482.

Independent Trustees

Name and Address	Age	Position, Term, and Length of Time Served

Ashley E. Boren	51	Trustee since August 2004
P.O. Box 23791
San Jose, CA 95153

Thomas M. Shannon	59	Trustee since January 2008
P. O. Box 23791		Chairman of Board since 2011
San Jose, CA 95153

Interested Trustees and Officers

Name and Address	Age	Position, Term, and Length of Time Served

Kendrick W. Kam	52	Trustee, President and Treasurer since
P. O. Box 23791		December 1999
San Jose, CA 95153

Peter Chappy	36	Secretary since August 2009
615 East Michigan Street
Milwaukee, WI 53202

Annual Report - 24

MASTERS 100 FUND

Independent Trustees

	Number of portfolios
Principal Occupation during the Past Five Years	overseen by Trustee	Other Trusteeship/ Directorship held by Trustee

Executive Director, Sustainable	1	None
Conservation, a non-profit
environmental organization
(1997 – Present)

President, Enshallah Inc., a real estate	1	None
development and brokerage firm
(1996 – Present)

Interested Trustees and Officers

	Number of portfolios
Principal Occupation during the Past Five Years	overseen by Trustee	Other Trusteeship/ Directorship held by Trustee

President, Marketocracy, Inc.	1	None
(1999 – Present), President and
Vice President, Marketocracy
Capital Management LLC
(2000 – Present)

Compliance Officer, U.S.	N/A	N/A
Bancorp Fund Services, LLC
(2008 – Present)

Annual Report - 25

Privacy Notice

Marketocracy Funds

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Annual Report - 26

MASTERS 100 FUND

(This Page Intentionally Left Blank.)

Annual Report - 27

Federal Tax Information (Unaudited)
For the fiscal year ended June 30, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 29.17%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2012, was 29.17%.

Availability of Quarterly Portfolio Schedule (Unaudited)
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q.  Once filed, the Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1-888-884-8482.  You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Proxy Voting (Unaudited)
Information regarding how the Fund voted proxies relating to portfolio securities of the Fund during the most recent 12-month period ended June 30 is available annually, by calling 1-888-884-8482.  Furthermore, you can obtain the information on the Securities and Exchange Commission’s website at http://www.sec.gov.

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities of the Fund are available in the Statement of Additional Information (“SAI”) on the Fund’s website at http://funds.marketocracy.com and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Household Delivery of Shareholder Documents (Unaudited)
Only one prospectus, annual and semi-annual report will be sent to shareholders with the same last name and address on their Marketocracy accounts, unless you request multiple copies.  If you would like to receive separate copies, please call us at 1-888-884-8482.  We will begin sending your additional copies free of charge within thirty (30) days.  If your shares are held through a financial institution, please contact them directly.

Annual Report - 28

MASTERS 100 FUND

Investment Adviser/Administrator
Marketocracy Capital Management LLC
P. O. Box 23791
San Jose, CA 95153

Transfer Agent/Sub-Administrator
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
(Toll-Free) 1-888-884-8482

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue, Suite 101
Garden City, NY  11530

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report and the financial statements contained in it are provided for the general information of the shareholders of Marketocracy Funds.  To obtain a prospectus containing more complete information about Marketocracy Funds, including fees and expenses, please call us at 1-888-884-8482, or visit funds.marketocracy.com.

Please read it carefully before you invest or send money.

Investment Act No. 811-09445

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.  The registrant’s portfolio consists primarily of liquid securities traded on domestic exchanges or in the over-the-counter market.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$20,400	$19,800
Audit-Related Fees	-	-
Tax Fees	$3,700	$3,700
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker, LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2012	FYE 6/30/2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Masters 100 Fund

By (Signature and Title)*        /s/Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date   August 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Kendrick W. Kam
Kendrick W. Kam, President & Treasurer

Date   August 30, 2012

* Print the name and title of each signing officer under his or her signature.